Financial instruments	12 Months Ended
Dec. 31, 2019
Financial instruments
Financial instruments

33.Financial instruments

The Group’s principal financial instruments consisted of loans receivable, trade and other receivables, customer accounts and amounts due to banks, trade and other payables, cash and cash equivalents, long and short-term debt instruments and reserves at CBR. The Group has various financial assets and liabilities which arise directly from its operations. During the year, the Group did not undertake trading in financial instruments.

The fair value of the Group’s financial instruments as of December 31, 2019 and 2018 is presented by type of the financial instrument in the table below:

		As of December 31, 2018		As of December 31, 2019
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt securities*	AC	1,929	1,931	3,825	3,913
Debt securities*	FVOCI	—	—	1,294	1,294
Long-term loans	AC	159	159	249	249
Long-term loans	FVPL	71	71	16	16
Total financial assets		2,159	2,161	5,384	5,472

* Starting mid year 2019 the Group has two portfolios of debt securities with different business model whose objectives is to hold securities in order to collect contractual cash flows and both collecting contractual cash flows and selling.

Financial instruments used by the Group are included in one of the following categories:

-	AC – accounted at amortized cost;
-	FVOCI - accounted at fair value through other comprehensive income;
-	FVPL – accounted at fair value through profit or loss.

Carrying amounts of cash and cash equivalents, short-term loans issued, short-term deposits placed, debt, accounts receivable and payable, reserves at CBR , lease liabilities, customer accounts and amounts due to banks approximate their fair values largely due to short-term maturities of these instruments.

Debt securities of the Group mostly consist of RUB nominated government and high-quality corporate bonds with interest rate 6.4% - 10.75% and maturity up to May 2033. Some of debt securities are pledged (Note 30).

Long-term loans generally represent RUB nominated loans to Russian legal entities and have a maturity up to seven years. For the purpose of fair value measurement of these loans the Group uses comparable marketable interest rate which is in range of 9‑35%.

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2019	16	—	—	16
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2019	1,294	1,294	—	—
Assets for which fair values are disclosed
Debt securities	December 31, 2019	3,913	3,913	—	—
Long-term loans	December 31, 2019	249	—	—	249
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2018	71	—	—	71
Assets for which fair values are disclosed
Debt securities	December 31, 2018	1,931	1,931	—	—
Long-term loans	December 31, 2018	159	—	—	159

There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the year ended December 31, 2019.

The Group uses the following IFRS hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

-	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;
-	Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly;
-	Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

With regard to the level 3 assessment of fair value, management believes that no reasonably possible change in any of the unobservable inputs would be sensitive for financial assets accounted at fair value

Valuation methods and assumptions

The fair value of the financial assets and liabilities are evaluated at the amount the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Long-term fixed-rate loans issued are evaluated by the Group based on parameters such as interest rates, terms of maturity, specific country and industry risk factors and individual creditworthiness of the customer.